Redeemable Noncontrolling Interest (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Redeemable Noncontrolling Interest [Line Items]
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	$ 3,656	$ 3,656
Net loss attributable to the redeemable noncontrolling interest	617	430	$ 125
Valuation Gain On Financial Liability	0	1,255	160
Warrant obligation [Member]
Redeemable Noncontrolling Interest [Line Items]
Valuation Gain On Financial Liability	$ 0	$ 1,255	$ 160